CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2018
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	2018	2017	2016
	US$	US$	US$
Cash at bank and on hand	2,714,776	844,118	3,323
Short term deposits	4,523,713	2,692,200	1,377,035
	7,238,489	3,536,318	1,380,358

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(9,957,817)	(2,639,428)	(279,633)
Adjustment for non-cash income and expense items
Depreciation and impairment	1,259	40,384	5,426
Share-based payments expense	1,172,164	861,973	(72,471)
Net foreign exchange (gain)/loss	(52,538)	619	—
Net gain on available-for-sale investments	—	—	(69,701)
Change in assets and liabilities
(Increase)/decrease in trade and other receivables	(1,516)	(22,907)	8,250
Increase in trade and other payables	1,505,657	433,536	16,035
Decrease in provisions	—	—	(10,891)
Exchange differences arising on translation of foreign operations	(249,205)	(5,772)	—
Net cash outflow from operating activities	(7,581,996)	(1,331,595)	(402,985)